N-Q
1

                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number: 811-4788

                                  VLC TRUST
             (Exact name of registrant as specified in charter)

              ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                  (Address of principal executive offices)

                          MARGARET D. FARRELL, ESQ.
                                  SECRETARY
                        HINCKLEY, ALLEN & SNYDER LLP
                              1500 FLEET CENTER
                       PROVIDENCE, RHODE ISLAND 02903
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1

      The following is a copy of the registrant's quarterly schedule of portfolio holdings.

PORTFOLIO OF INVESTMENTS as of July 31, 2004 (unaudited)

                                                                           Ratings
                                                                           Moody's/                          % of
 Principal                                                            Standard & Poor's         Value        Net
  Amount                                                                     (a)                 (b)        Assets
 ---------                                                            -----------------         -----       ------

MUNICIPAL SECURITIES
Rhode Island General Obligation and Revenue
$  500,000    Barrington School District 5.00%, 10/1/14                     Aa-2/NR         $   537,587      1.72
   200,000    Burrillville General Obligation FGIC Insured
               5.70%, 5/1/11                                                Aaa/AAA             209,766      0.67
   300,000    East Providence General Obligation MBIA Insured
               5.70%, 5/15/10                                               Aaa/AAA             314,859      1.01
   200,000    East Providence General Obligation MBIA Insured
               3.125%, 3/15/11                                              Aaa/AAA             196,054      0.63
   300,000    Lincoln General Obligation FGIC Insured 5.60%, 8/1/12         Aaa/NR              317,856      1.02
   225,000    Middletown General Obligation 4.00%, 7/15/12                  Aa-3/NR             230,394      0.74
   210,000    Newport General Obligation MBIA Insured 6.50%, 8/15/06        Aaa/AAA             211,101      0.67
    75,000    North Kingstown General Obligation 6.70%, 12/15/05            Aa-3/NR              79,889      0.26
    80,000    North Kingstown General Obligation 6.80%, 12/15/06            Aa-3/NR              88,112      0.28
   200,000    North Kingstown General Obligation FGIC Insured
               5.70%, 10/1/18                                               Aaa/NR              220,030      0.70
   120,000    North Providence General Obligation MBIA Insured
               6.00%, 10/01/09                                              Aaa/AAA             120,895      0.39
   500,000    North Providence General Obligation FSA Insured
               4.00%, 10/15/17                                              Aaa/AAA             490,759      1.62
   250,000    North Smithfield General Obligation FGIC Insured
               4.00%, 10/15/12                                              Aaa/NR              256,930      0.82
   500,000    Pawtucket General Obligation AMBAC Insured 5.00%, 4/15/09     Aaa/NR              543,831      1.74
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/15      Aaa/AAA             524,260      1.67
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/11      Aaa/AAA             524,260      1.67
   500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/13      Aaa/AAA             524,260      1.67
   500,000    Pawtucket General Obligation CGIC Insured, 6.00%, 3/15/12     Aaa/AAA             524,260      1.67
   200,000    Providence Public Bldg. Auth.  FSA Insured 5.10%, 12/15/08    Aaa/AAA             217,782      0.70

PORTFOLIO OF INVESTMENTS (continued) (unaudited)

                                                                           Ratings
                                                                           Moody's/                          % of
 Principal                                                            Standard & Poor's         Value        Net
  Amount                                                                     (a)                 (b)        Assets
 ---------                                                            -----------------         -----       ------

MUNICIPAL SECURITIES - Continued
Rhode Island General Obligation and Revenue (continued)

$  150,000    Providence Public Bldg. Auth. MBIA Insured
               5.50%, 12/15/13                                              Aaa/AAA         $   162,962      0.52
   500,000    Providence Public Bldg. Auth. AMBAC Insured
               5.125%, 12/15/14                                             Aaa/AAA             542,582      1.73
   185,000    Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18     Aaa/AAA             191,746      0.61
   250,000    Providence Public Bldg. Auth. AMBAC Insured
               5.25%, 12/15/15                                              Aaa/AAA             272,852      0.87
   500,000    Providence Redevelopment Auth. AMBAC Insured,
               5.30%, 4/1/12                                                Aaa/NR              548,826      1.75
   200,000    Providence Redevelopment Radian Insured 4.25%, 9/1/13         NR/AA               203,297      0.65
   250,000    Smithfield General Obligation MBIA Insured 5.00%, 10/15/07    Aaa/AAA             268,793      0.86
   250,000    Warwick General Obligation MBIA Insured 4.60%, 11,15,05       Aaa/AAA             258,803      0.83
    24,000    Warwick General Obligation MBIA Insured 6.60%, 11/15/06       Aaa/AAA              24,363      0.08
   250,000    Warwick General Obligation FSA Insured 4.00%, 7/15/11         Aaa/AAA             258,491      0.83
   250,000    Warwick General Obligation FSA Insured 4.125%, 7/15/13        Aaa/AAA             256,930      0.82
   200,000    West Warwick General Obligation AMBAC Insured
               4.625%, 3/1/03                                               Aaa/AAA             211,788      0.68
   145,000    Rhode Island Clean Water Pre-refunded U.S. T MBIA
               Insured 6.50%, 10/1/06                                       Aaa/AAA             146,147      0.47
   150,000    Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07          Aaa/AAA             162,400      0.52
   100,000    Rhode Island Clean Water AMBAC Insured 4.75%, 10/1/18         Aaa/AAA             102,148      0.33
   225,000    Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18          Aaa/AAA             234,890      0.75
   500,000    Rhode Island Clean Water MBIA Insured 5.00%, 10/1/19          Aaa/AAA             530,094      1.69
   650,000    Rhode Island Depositors Economic Protection Corp.
               MBIA Insured Escrowed to Maturity 6.55%, 8/1/10              Aaa/AAA             747,058      2.39
   215,000    Rhode Island Depositors Economic Protection Corp.
               CAPMAC Guaranteed Escrowed to Maturity 6.375%, 8/1/22        Aaa/AAA             264,454      0.84
   250,000    Rhode Island Depositors Economic Protection Corp.
               Escrowed to Maturity 5.75%, 8/1/21                           Aaa/NR              282,842      0.90
   250,000    Rhode Island Economic Department of Transportation
               FSA Insured 5.25%, 6/15/10                                   Aaa/AAA             276,598      0.88
   500,000    Rhode Island Economic Department of Transportation
               AMBAC Insured 3.75%, 6/15/13                                 Aaa/AAA             500,749      1.60
   500,000    Rhode Island Economic Development Corp. Airport
               Revenue FSA Insured 5.25%, 7/1/12                            Aaa/AAA             535,089      1.71
   395,000    Rhode Island Economic Development Corp. Airport
               Revenue FSA Insured 5.25%, 7/1/13                            Aaa/AAA             420,748      1.34
   545,000    Rhode Island Economic Development Corp. Airport
               Revenue FSA Insured 5.25%, 7/1/14                            Aaa/AAA             577,803      1.85
   450,000    Rhode Island Economic Development Corp. Airport
               Revenue FSA Insured 5.00%, 7/1/18                            Aaa/AAA             466,408      1.49
   900,000    Rhode Island Economic Development Corp. Providence
               Place Radian Insured 6.125%, 7/1/20                          NR/AA             1,009,240      3.22
   100,000    RI COPS MBIA Insured 5.375%, 10/1/16                          Aaa/AAA             108,516      0.35
   300,000    Rhode Island Lease Participation Certificate Shepard
               Bldg. AMBAC Insured 5.125%, 6/1/12                           Aaa/AAA             325,549      1.04

                                                                           Ratings
                                                                           Moody's/                          % of
 Principal                                                            Standard & Poor's         Value        Net
  Amount                                                                     (a)                 (b)        Assets
 ---------                                                            -----------------         -----       ------

MUNICIPAL SECURITIES - Continued

$  500,000    Rhode Island Refunding Bond Authority AMBAC Insured
               5.25%, 2/1/10                                                Aaa/AAA             548,201      1.75
   500,000    Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18    Aaa/AAA             526,973      1.68
   300,000    Rhode Island General Obligation FGIC Insured
               5.125%, 7/15/14                                              Aaa/AAA             319,555      1.02
   480,000    Rhode Island General Obligation FGIC Insured 5.00%, 9/1/14    Aaa/AAA             516,083      1.65
   500,000    Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15    Aaa/AAA             541,333      1.73
 1,000,000    Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16    Aaa/AAA           1,098,900      3.51
   200,000    Rhode Island Cons. Cap. Dev. MBIA Insured 5.25%, 11/1/10      Aaa/AAA             221,528      0.71
   400,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.40%, 9/1/14       Aaa/AAA             449,051      1.43
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16       Aaa/AAA             262,862      0.84
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15       Aaa/AAA             263,486      0.84
                                                                                            -----------

              Total Rhode Island General Obligation and Revenue                             $20,773,023
                                                                                            -----------

Rhode Island Health & Education Building Corporation
   100,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/15       Aaa/AAA         $   107,018      0.34
   300,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/16       Aaa/AAA             320,304      1.02
   100,000    Bryant College AMBAC Insured 4.60%, 6/1/12                    Aaa/AAA             106,893      0.34
   100,000    Brown University 4.75%, 9/1/12                                Aa-1/AA+            105,020      0.34
   200,000    Brown University 5.90%, 9/1/14                                Aa-1/AA+            213,287      0.68
   780,000    Brown University 5.25%, 9/1/16                                Aa-1/AA+            841,558      2.69
   400,000    Brown University 5.00%, 9/1/19                                Aa-1/AA+            414,585      1.32
   500,000    Brown University 5.00%, 9/1/23                                Aa-1/AA+            511,363      1.63
   250,000    Salve Regina College Radian Insured 5.25%, 3/15/18            NR/AA               264,111      0.84
   750,000    Johnson & Wales College MBIA Insured 5.00%, 4/1/29            Aaa/AAA             750,187      2.40
   500,000    Johnson & Wales College XL Capital 5.25%, 4/1/14              Aaa/AAA             551,323      1.76
   250,000    Rhode Island School of Design MBIA Insured 4.40%, 6/1/15      Aaa/AAA             257,555      0.82
   585,000    Rhode Island School of Design MBIA Insured 4.60%, 6/1/17      Aaa/AAA             602,678      1.93
   500,000    St. Antoine Residence LOC-Allied Irish Bank
               6.125%, 11/15/18                                             Aa-3/NR             524,475      1.68

PORTFOLIO OF INVESTMENTS (continued) (unaudited)

                                                                           Ratings
                                                                           Moody's/                          % of
 Principal                                                            Standard & Poor's         Value        Net
  Amount                                                                     (a)                 (b)        Assets
 ---------                                                            -----------------         -----       ------

MUNICIPAL SECURITIES - Continued
$  300,000    Lifespan MBIA Insured 5.75%, 5/15/23                          Aaa/AAA         $   321,803      1.03
   300,000    Rhode Island Hospital FGIC Insured 6.70%, 8/15/04             Aaa/AAA             300,488      0.96
   100,000    United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14     NR/AA-              102,828      0.33
   125,000    New England Tech Inst. Connie Lee Insured 6.00%, 3/1/15       NR/AAA              129,091      0.41
                                                                                            -----------

              Total Rhode Island Health & Education Building Corporation                    $ 6,424,567
                                                                                            -----------

Rhode Island Housing & Mortgage Finance Corporation
$1,000,000    4.30%, 10/1/017                                               Aa-2/AA+            999,000      3.19
   180,000    5.65%, 10/1/07                                                NR/A                185,229      0.59
   250,000    4.00%, 4/1/13                                                 Aa-2/AA+            247,877      0.79
   200,000    5.70%, 4/1/15                                                 Aa-2/AA+            205,544      0.66
   400,000    5.00%, 10/1/16                                                Aa-2/AA+            404,595      1.29
    10,000    6.50%, 10/1/22                                                Aa-2/AA+              9,999      0.03
   250,000    5.40%, 10,1/16                                                Aa-2/AA+            255,369      0.82
   545,000    5.40%, 10/1/17                                                Aa-2/AA+            559,428      1.79
     5,000    6.50%, 4/1/27                                                 Aa-2/AA+              5,047      0.02
                                                                                            -----------

              Total Rhode Island Housing & Mortgage Finance Corporation                     $ 2,872,088
                                                                                            -----------

              TOTAL RHODE ISLAND BONDS                                                      $30,069,678
                                                                                            -----------


Puerto Rico Bonds

                                                                           Ratings
                                                                           Moody's/                          % of
 Principal                                                            Standard & Poor's         Value        Net
  Amount                                                                     (a)                 (b)        Assets
 ---------                                                            -----------------         -----       ------

$  250,000    Puero Rico Electric Power Authority MBIA Insured,
               5.00%, 7/1/10                                                Aaa/AAA         $   271,915      0.87
   500,000    Puerto Rico Municipal Finance Auth. FSA Insured,
               5.50%, 7/1/17                                                Aaa/AAA             544,455      1.74
                                                                                            -----------

              TOTAL PUERTO RICO BONDS                                                       $   816,370
                                                                                            -----------

              TOTAL INVESTMENTS (Cost $29,694,134) (a)                                      $30,886,048
                                                                                            ===========

Notes:

(a) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund.

(b) The aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,279,737. The aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $87,823. The net unrealized appreciation was $1,191,914. The aggregate cost of securities for Federal income tax purposes was $29,694,134.

      All municipal securities listed above are income producing and none are restricted securities.

      Abbreviations used:

      AMBAC - American Municipal Bond Assurance Corp.
      CGIC - Capital Guaranty Insurance Co.
      FGIC - Financial Guaranty Insurance Co.
      FSA - Financial Security Assurance Inc.
      MBIA - Municipal Bond Investors Assurance Corp.
      LOC - Letter of Credit
      CAPMAC - Capital Markets Assurance Corp.
      Radian - Radian Insurance Co.

ITEM 2.  CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

      (a) EX-99.1 - Certification of President (principal executive officer) pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

      (b) EX-99.2 - Certification of Treasurer (principal financial officer) pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

                                 SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           VLC Trust
                                       ON BEHALF OF
                                       OCEAN STATE TAX EMEMPT FUND


Date: September 27, 2004                  By: /s/ Alfred B. Van Liew
                                              -----------------------------
                                          Alfred B. Van Liew
                                          President

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: September 27, 2004                  By: /s/ Alfred B. Van Liew
                                              -----------------------------
                                          Alfred B. Van Liew
                                          President


Date: September 27, 2004                  By: /s/ Kevin M. Oates
                                              -----------------------------
                                          Kevin M. Oates
                                          Vice President & Treasurer

EX - 99.1

Certification under Investment Company Act Rule 30a-2 and Section 302 of the Sarbanes - Oxley Act of 2002

I, Alfred B. Van Liew, certify that:

      1.    I have reviewed this report on Form N-Q of VLC Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

            a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

            b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

            c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

            d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

            a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

            b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: September 27, 2004               By: /s/ Alfred B. Van Liew
                                           --------------------------------
                                           President

EX - 99.2

Certification under Investment Company Act Rule 30a-2 and Section 302 of the Sarbanes - Oxley Act of 2002

I, Kevin M. Oates, certify that:

      1.    I have reviewed this report on Form N-Q of VLC Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

            a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

            b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

            c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

            d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

            a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

            b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: September 27, 2004               By: /s/ Kevin M. Oates
                                           --------------------------------
                                           Vice President & Treasurer